T. ROWE PRICE TARGET 2015 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 63.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	37,974	7,870	5,243	8,099,345	41,064
New Income Fund	36,764	5,765	6,517	3,784,018	37,651
International Bond Fund (USD
Hedged)	11,880	2,202	1,644	1,264,387	12,796
Emerging Markets Bond Fund	9,921	1,590	1,570	867,108	10,093
Dynamic Global Bond Fund	8,045	1,825	1,177	925,383	8,495
High Yield Fund	7,004	1,749	1,008	1,192,195	7,749
U. S. Treasury Long-Term Fund	7,017	1,103	3,573	331,459	4,819
Floating Rate Fund	2,068	1,396	441	312,655	2,983
Total Bond Mutual Funds (Cost $122,142)					125,650

EQUITY MUTUAL FUNDS 36.2%
T. Rowe Price Funds:
Equity Index 500 Fund	26,504	5,155	6,552	336,821	26,518
Overseas Stock Fund	6,088	1,176	919	643,906	6,465
International Stock Fund	5,966	1,010	1,386	342,515	5,840
International Value Equity Fund	5,290	1,409	811	463,946	5,799
Growth Stock Fund	4,692	615	1,017	66,063	4,673
Value Fund	4,341	929	824	131,686	4,455
Emerging Markets Stock Fund	4,038	538	784	92,596	3,986
Mid-Cap Growth Fund	3,169	550	419	37,354	3,278
Mid-Cap Value Fund	2,800	479	436	111,982	2,804
New Horizons Fund(2)	2,160	486	260	40,253	2,434
Small-Cap Stock Fund(2)	1,965	343	260	42,514	2,029
Small-Cap Value Fund	1,855	308	250	43,199	1,827
Real Assets Fund	1,525	329	212	151,384	1,582
Total Equity Mutual Funds (Cost $59,909)					71,690

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2015 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	89	5,332	4,598	822,728	823
Total Short-Term Investments (Cost $823)					823

Total Investments in Securities 100.0%
(Cost $182,874)					$198,163

Other Assets Less Liabilities (0.0)%					(15)

Net Assets 100.0%					$198,148

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2015 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(79)	$(198)	$162
Emerging Markets Bond Fund	(54)	152	405
Emerging Markets Stock Fund	60	194	56
Equity Index 500 Fund	851	1,411	439
Floating Rate Fund	(6)	(40)	81
Growth Stock Fund	168	383	17
High Yield Fund	12	4	316
International Bond Fund (USD
Hedged)	179	358	175
International Stock Fund	59	250	161
International Value Equity Fund	(10)	(89)	178
Limited Duration Inflation
Focused Bond Fund	490	463	278
Mid-Cap Growth Fund	196	(22)	12
Mid-Cap Value Fund	66	(39)	50
New Horizons Fund	275	48	—
New Income Fund	101	1,639	828
Overseas Stock Fund	27	120	152
Real Assets Fund	9	(60)	48
Small-Cap Stock Fund	132	(19)	—
Small-Cap Value Fund	88	(86)	15
U. S. Treasury Long-Term Fund	662	272	112
Value Fund	21	9	91
U. S. Treasury Money Fund	—	—	11
Totals	$3,247#	$4,750	$3,587+

# Capital gain distributions from mutual funds represented $1,903 of the net realized gain
(loss).
+ Investment income comprised $3,587 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2015 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.